SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Feb. 28, 2022	May 31, 2021
Finite-Lived Intangible Assets [Line Items]
2023	$ 227,085	$ 294,854
2024	131,282	225,521
2025	16,211	134,010
2026	16,211	14,647
2026		14,647
Thereafter	82,569	89,840
Total	547,317	773,519
2022	73,959
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
2023	204,624	204,624
2024	115,071	204,624
2025		119,363
2026
2026
Thereafter
Total	370,851	528,611
2022	51,156
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
2023	16,211	89,647
2024	16,211	20,897
2025	16,211	14,647
2026	16,211	14,647
2026		14,647
Thereafter	82,569	89,840
Total	151,466	244,325
2022	4,053
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
2023		583
2024
2025
2026
2026
Thereafter
Total		$ 583
2022
Restrictive Covenant [Member]
Finite-Lived Intangible Assets [Line Items]
2023	4,792
2024
2025
2026
Thereafter
Total	19,167
2022	14,375
Customer Database [Member]
Finite-Lived Intangible Assets [Line Items]
2023	1,458
2024
2025
2026
Thereafter
Total	5,833
2022	$ 4,375